Victory Pioneer Balanced Fund Investment Strategy - Victory Pioneer Balanced Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Adviser allocates the Fund’s assets between equity and debt securities based on its assessment of current business, economic, and market conditions. Normally, the Fund invests a minimum of 25% of its net assets in each of equity and debt securities, and invests up to 70% of its net assets in equity securities. Equity securities in which the Fund may invest include common stocks and securities with common stock characteristics, such as equity interests in real estate investment trusts (“REITs”), securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities, and preferred stocks. Debt securities in which the Fund may invest include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including “sub-prime” mortgages), asset-backed securities, municipal securities, floating rate loans, debt convertible to equity securities, subordinated debt securities, insurance-linked securities, securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in debt securities, short-term debt securities, cash, and cash equivalents.The Fund may invest in debt securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. Debt securities in which the Fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment in kind, and auction rate features.The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund may invest up to 20% of its net assets in debt securities that are below investment grade (also known as “junk bonds”), including convertible debt. The Fund may invest up to 20% of its net assets in REITs.The Fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The Fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.The Fund may, but is not required to, use derivatives, such as credit default swaps. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash or other short-term investments.In selecting equity securities to buy and sell, the Adviser uses a value approach to select the Fund’s investments. Using this investment style the Adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values with a goal of holding these securities until the market values reflect their intrinsic values.In selecting debt securities to buy and sell, the Adviser considers both broad economic and issuer specific factors. In assessing the appropriate maturity, credit quality and sector weighting of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the consideration of such factors is only a part of the investment process.